VGOF‑P21 03/24

LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2023 OF
EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)

Effective March 1, 2024, the Board of Trustees of the Funds approved management fee reductions for each Fund. The Funds’ Summary Prospectuses, Prospectuses and SAI are amended as follows:

I.
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the ClearBridge Dividend Strategy ESG ETF’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b‑1) fees	0.00
Other expenses	None
Acquired fund fees and expenses	0.01
Total annual fund operating expenses[2]	0.48

1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

2.
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

1 Year	3 Years	5 Years	10 Years
$49	$ 154	$269	$604

II.
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the ClearBridge Large Cap Growth ESG ETF’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b‑1) fees	0.00
Other expenses	None
Total annual fund operating expenses	0.47

1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

Example

1 Year	3 Years	5 Years	10 Years
$ 48	$ 151	$263	$593

III.	The following is added to the “More on fund management – Management fee” section of the Funds’ Prospectuses:
Effective March 1, 2024, the fund’s management fee is equal to the annual rate of 0.47% of the average daily net assets of the fund. Prior to March 1, 2024, the fund paid Franklin Templeton Fund Adviser, LLC a management fee of 0.59% of the fund’s average daily net assets.

IV.	The following replaces the table included in the “Investment Management and Other Service Provider Information – Manager” section of the Funds’ SAI:

Fund	Investment Management Fee Rate (% of Average Daily Net Assets)
Dividend Strategy ESG ETF	0.47*
Large Cap Growth ESG ETF	0.47*

*	Effective March 1, 2024, the Fund’s management fee was reduced. Prior to March 1, 2024, the Fund paid a fee equal to an annual rate of 0.59% of the value of the average daily net assets of the Fund.
SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON ETF INVESTMENT TRUST
ClearBridge Dividend Strategy ESG ETF	August 1, 2023
ClearBridge Large Cap Growth ESG ETF	August 1, 2023
Please retain this supplement for future reference.

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